11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
February 10, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco Peak RetirementTM 2015 Fund, Invesco Peak RetirementTM 2020 Fund, Invesco Peak RetirementTM 2025 Fund, Invesco Peak RetirementTM 2030 Fund, Invesco Peak RetirementTM 2035 Fund, Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045 Fund, Invesco Peak RetirementTM 2050 Fund, Invesco Peak RetirementTM 2055 Fund, Invesco Peak RetirementTM 2060 Fund, Invesco Peak RetirementTM 2065 Fund and Invesco Peak RetirementTM Now Fund as filed pursuant to Rule 497(e) under the 1933 Act on January 27, 2021 (Accession Number: 0001193125-21-019112).
Please direct any comments or questions to the undersigned, or contact me at 713-214-5435 or at benita.dryden@invesco.com.
Very truly yours,
/s/ Benita Dryden
Benita Dryden
Senior Paralegal